Supplement to the
Fidelity® Worldwide Fund
December 30, 2015
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

WLD-SUM-16-01 1.9880444.100	December 1, 2016

Supplement to the
Fidelity® Worldwide Fund
Class A, Class T, Class B and Class C
December 30, 2015
As Revised February 12, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AWLD-SUM-16-01 1.9880460.100	December 1, 2016

Supplement to the
Fidelity® Worldwide Fund
Class I
December 30, 2015
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AWLDI-SUM-16-01 1.9880461.100	December 1, 2016